Subsequent events	12 Months Ended
Mar. 31, 2022
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
39
. Subsequent events

Please refer to Notes 20, 3
2
 and 34 of these consolidated financial statements for the details of subsequent events relating to the proposed dividend, contingencies and Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited, respectively
.

On April 1, 2022, the Company has entered into an agreement with Novartis AG to acquire the cardiovascular brand Cidmus® in India. Under the agreement, the Company completed the

acquisition of
the Cidmus® trademark in India from Novartis AG for a consideration of
U.S.$
61
.

On June 23, 2022, the Company allotted 15,169 equity shares to various employees (12,357 equity shares exercised at Rs.5 per share pursuant to the DRL 2002 Plan; 1,657 equity shares exercised at Rs.5 per share underlying
1,657
ADRs pursuant to the DRL 2007 plan; and 1,155 equity shares (575 equity shares exercised at Rs.2,814 per share and 580 equity shares exercised at Rs. 3,679 per share) underlying
1,155
ADRs pursuant to the DRL 2007 plan).

On June 2
3
, 2022, the Company entered into a settlement agreement with Indivior Inc. and Indivior UK Limited, and Aquestive Therapeutics, Inc.  Pursuant to the agreement the Company will receive payments totalling U.S.$72 by March 31, 2024. Please refer to Note 32 (“Contingencies – Product and patent related matters”) of these consolidated financial statements.

On June 24, 2022, the Company acquired a portfolio of branded and generic injectable products from Eton Pharmaceuticals, Inc., for an upfront payment of approximately U.S.$5 in cash, plus contingent payments of up to U.S.$45.